UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the quarter ended:                                     March 31, 2004

Check here if Amendment [  ];  Amendment Number
This amendment (check only one.):               [  ] is a restatement
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Thomas H. Lee
Address:    c/o Thomas H. Lee Partners, L.P.
            75 State Street
            Boston, MA 02109

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Charles Holden
Title:      Vice President of Finance
Phone:      (617) 227-1050

Pursuant to the requirements of Securities Exchange Act of 1934 the undersigned institutional manager has caused this report to be signed on its behalf in the City of Boston and Commonwealth of Massachusetts on the 5th day of May, 2004.

Thomas H. Lee
-------------------------------------
(Name of Institutional Manager)

/s/ Charles Holden
-------------------------------------
(Signature of Person Duly Authorized
 to Submit This Report)

Number of Other Included Managers                  0

Form 13F Information Table Entry Total             5

Form 13F Information Table Value Total             $1,236,583,504

      Name:            13F File No.:         Name:             13F File No.:
      -----            -------------         -----             -------------

1.----------------     -----------      6.----------------     -----------
2.----------------     -----------      7.----------------     -----------
3.----------------     -----------      8.----------------     -----------
4.----------------     -----------      9.----------------     -----------
5.----------------     -----------     10.----------------     -----------



        Item 1                Item 2          Item 3          Item 4           Item 5
        ------                ------          ------          ------           ------
                                                                              Shares of
        Name of              Title of         CUSIP          Fair Market      Principal
        Issuer                Class           Number           Value          Amount


Endurance Specialty           Common          G30397106       274,865,045       7,733,963
Holdings, Ltd.

Cott Corporation              Common          999300445       373,903,401      12,722,130

The Smith and
Wollensky Restaurant          Common          831758107         7,417,900       1,059,700
Group, Inc.

Axis Capital Holdings Ltd.    Common          G0692U109       430,055,039      14,553,470


Affordable Residential        Common          008273104       150,342,119       8,126,601
Communities Inc.
                                                            1,236,583,504
COLUMN TOTALS


                             ** TABLE CONTINUED **

                                          Item 6                                      Item 7                     Item 8
                                          ------                                      ------                     ------

                                                                                     Managers                 Voting Authority
                                                                                      see         ---------------------------------
                                                                                     Instr. V
                                           Investment Discretion                                                (Shares)
                             ----------------------------------------------------
                             (a) Sole       (b) Shared as   (c) Shared Other                        (a) Sole   (b) Shared   (c) No
                                               Devined in
                                                Instr. V


Endurance Specialty            7,733,963                                                              7,733,963
Holdings, Ltd.

Cott Corporation              12,722,130                                                             12,722,130

The Smith and
Wollensky Restaurant           1,059,700                                                              1,059,700
Group, Inc.

Axis Capital Holdings Ltd.    14,553,470                                                             14,553,470


Affordable Residential         8,126,601                                                              8,126,601
Communities Inc.

COLUMN TOTALS


                              ** TABLE COMPLETE **